POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 28, 2017 FOR:

PowerShares Variable Rate Preferred Portfolio

Effective September 30, 2017, the Prospectus is revised as follows:

All references to NYSE Group are hereby replaced with ICE Data Indices, LLC.

Please Retain This Supplement for Future Reference.

P-PS-PRO-FIX-SUP-4